COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jun. 30, 2022
Loss Contingencies [Line Items]
Implicit borrowing rate	3 years
Minimum [Member]
Loss Contingencies [Line Items]
Operating lease remaining lease term	1 year
Maximum [Member]
Loss Contingencies [Line Items]
Operating lease remaining lease term	3 years